Segment reporting - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 1,697.4	$ 1,646.6	$ 1,421.1
Operating expense	353.4	351.0	303.7
Depreciation and amortization expense	379.1	366.7	353.9
General and administrative expense	108.1	79.2	36.3
Indemnity claim (income) under acquisition agreement	(21.3)	(42.4)	0.0
Operating lease expense	123.0	146.3
Loss (Gain) on sale	3.7	(16.4)	0.2
Interest income	(6.5)	(3.1)	(5.0)
Interest expense	235.4	197.1	191.6
Income tax expense	2.4	33.0	$ 16.6
Containership Leasing
Segment Reporting Information [Line Items]
Revenue	1,543.0	1,460.4
Mobile Power Generation
Segment Reporting Information [Line Items]
Revenue	154.4	186.2
Operating Segments | Containership Leasing
Segment Reporting Information [Line Items]
Revenue	1,543.0	1,460.4
Operating expense	309.2	289.3
Depreciation and amortization expense	327.5	307.9
General and administrative expense	76.6	49.9
Indemnity claim (income) under acquisition agreement	0.0	0.0
Operating lease expense	120.3	143.0
Loss (Gain) on sale	4.0	(15.9)
Interest income	(5.5)	(0.3)
Interest expense	219.4	178.8
Income tax expense	1.9	0.8
Operating Segments | Mobile Power Generation
Segment Reporting Information [Line Items]
Revenue	154.4	186.2
Operating expense	44.2	61.7
Depreciation and amortization expense	51.6	58.8
General and administrative expense	33.5	25.7
Indemnity claim (income) under acquisition agreement	(21.3)	(42.4)
Operating lease expense	2.7	3.3
Loss (Gain) on sale	(0.3)	(0.5)
Interest income	(0.7)	(2.8)
Interest expense	16.7	20.2
Income tax expense	0.5	32.2
Elimination and Other
Segment Reporting Information [Line Items]
Revenue	0.0	0.0
Operating expense	0.0	0.0
Depreciation and amortization expense	0.0	0.0
General and administrative expense	(2.0)	3.6
Indemnity claim (income) under acquisition agreement	0.0	0.0
Operating lease expense	0.0	0.0
Loss (Gain) on sale	0.0	0.0
Interest income	(0.3)	0.0
Interest expense	(0.7)	(1.9)
Income tax expense	$ 0.0	$ 0.0